Intangible Assets, net (Details) - Schedule of estimated amortization expense related to intangible assets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of estimated amortization expense related to intangible assets [Abstract]
2021 (remainder)	$ 23,602	$ 40,062
2022	47,204	40,062
2023	47,204	40,062
2024	41,444	40,062
2025	38,487	40,062
Thereafter	123,654	105,172
Total	$ 321,595	$ 305,482